BLACKROCK FUNDS IV

BlackRock Global Long/Short Credit Fund

(the “Fund”)

Supplement dated May 19, 2021 to the Summary Prospectuses and Prospectuses of the Fund,

each dated November 27, 2020, as amended and supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of each Summary Prospectus entitled “Summary Prospectus — Portfolio Managers” and the section of each Prospectus entitled “Fund Overview — Portfolio Managers” are deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Joshua Tarnow	2011*	Managing Director of BlackRock, Inc.
Jose Aguilar	2017*	Managing Director of BlackRock, Inc.
Stephen Gough	2017*	Director of BlackRock, Inc.
Carly Wilson	2017*	Managing Director of BlackRock, Inc.
David Taerstein	2021	Director of BlackRock, Inc.

*	Includes management of the Predecessor Fund.

The section of each Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Joshua Tarnow, Jose Aguilar, Stephen Gough, Carly Wilson and David Taerstein are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of each Prospectus entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Joshua Tarnow	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011*	Managing Director of BlackRock, Inc. since 2009; Senior Partner at R3 Capital Partners from 2008 to 2009; Managing Director at Lehman Brothers from 2006 to 2008.
Jose Aguilar	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017*	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2013 to 2016; Vice President of BlackRock, Inc. from 2011 to 2013; Associate at BlackRock, Inc. from 2009 to 2011; Associate at R3 Capital Partners from 2008 to 2009.
Stephen Gough	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017*	Director of BlackRock, Inc. since 2014; Portfolio Manager at Goldentree Asset Management from 2013 to 2014; Analyst at Claren Road Asset Management from 2007 to 2013; Director at UBS from 2006 to 2007; Portfolio Manager at Standard Bank from 2004 to 2005.
Carly Wilson	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017*	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2016 to 2019; Vice President of BlackRock, Inc. from 2011 to 2015; Associate at BlackRock, Inc. from 2009 to 2010; Associate at R3 Capital Partners from 2008 to 2009; Associate at Lehman Brothers from 2004 to 2008.
David Taerstein	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director of BlackRock, Inc. since 2013; Vice President of BlackRock, Inc. from 2007 to 2013; Associate at BlackRock, Inc. from 2004 to 2007.

*	Includes management of the Predecessor Fund.

Shareholders should retain this Supplement for future reference.

PR2-GLSC-0521SUP

2